SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Patent costs	$ 4	$ 10	$ 15	$ 11
Lease asset-right	86		132	0
Subscription receivable	0		635	0
Deferred revenue	101		101	66
Net operating losses			76,000
Share-based compensation	0	$ 8	8	$ 44
Unrecognized compensation costs	$ 0		$ 0